T. ROWE PRICE Retirement I 2060 Fund–I Class
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 1 .0%
T. Rowe Price Funds:
New Income Fund  6,833 2,102 898 942,848 7,618
U.S. Treasury Long-Term Index
Fund  3,433 2,099 278 586,428 4,738
International Bond Fund (USD
Hedged)  2,382 850 435 313,079 2,502
Dynamic Global Bond Fund  2,562 752 921 247,161 2,096
Limited Duration Inflation
Focused Bond Fund  14,887 379 15,566 12,706 59
Total Bond Mutual Funds (Cost $ 19,732 ) 17,013
EQUITY MUTUAL FUNDS 96 .8%
T. Rowe Price Funds:
Value Fund  273,758 97,077 62,636 7,229,200 277,818
Growth Stock Fund (2) 199,593 93,789 14,656 3,859,264 258,841
Equity Index 500 Fund  152,626 59,514 37,925 1,627,973 170,335
Overseas Stock Fund  110,202 49,761 11,909 12,729,428 146,134
International Value Equity Fund  117,127 35,097 27,020 8,632,763 126,902
International Stock Fund  94,695 32,599 6,078 6,988,779 120,836
U.S. Large-Cap Core Fund  28,724 61,882 3,152 2,833,526 83,646
Real Assets Fund  57,273 32,817 3,690 5,871,205 81,081
Mid-Cap Growth Fund  50,939 18,051 3,456 696,663 65,862
Mid-Cap Value Fund  56,126 22,658 9,154 2,125,393 65,016
U.S. Equity Research Fund  39,947 25,862 3,140 1,618,073 61,050
Emerging Markets Discovery
Stock Fund  41,892 17,108 2,863 4,269,416 53,197
Emerging Markets Stock Fund  41,060 12,663 3,118 1,354,663 47,427
Small-Cap Stock Fund  34,113 15,070 3,271 826,131 45,825
Small-Cap Value Fund  35,170 11,419 4,250 797,176 41,357
New Horizons Fund (2) 21,345 8,476 1,663 568,489 28,902
Total Equity Mutual Funds (Cost $ 1,777,124 ) 1,674,229
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  153 51,337 51,291 2,006 203
Total Other Mutual Funds (Cost $ 199 ) 203

T. ROWE PRICE Retirement I 2060 Fund–I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .2%
Money Market Funds 2.2%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 20,797 95,531 78,650 37,677,994 37,678
Total Short-Term Investments (Cost $ 37,678 ) 37,678
Total Investments in Securities 100.0%
(Cost $1,834,733) $ 1,729,123
Other Assets Less Liabilities (0.0)% (677)
Net Assets 100.0% $ 1,728,446
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2060 Fund–I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 256 $ (297) $ 56
Emerging Markets Discovery Stock Fund  93 (2,940) 1,759
Emerging Markets Stock Fund  60 (3,178) 916
Equity Index 500 Fund  (997) (3,880) 1,958
Growth Stock Fund  7,334 (19,885) —
International Bond Fund (USD Hedged)  148 (295) 44
International Stock Fund  746 (380) 1,752
International Value Equity Fund  (2,129) 1,698 4,662
Limited Duration Inflation Focused Bond Fund  (495) 359 4
Mid-Cap Growth Fund  1,516 328 189
Mid-Cap Value Fund  6,240 (4,614) 961
New Horizons Fund  1,034 744 —
New Income Fund  (34) (419) 175
Overseas Stock Fund  14 (1,920) 4,173
Real Assets Fund  737 (5,319) 2,049
Small-Cap Stock Fund  1,431 (87) 329
Small-Cap Value Fund  1,384 (982) 443
Transition Fund  147 4 49
U.S. Equity Research Fund  270 (1,619) 700
U.S. Large-Cap Core Fund  3,067 (3,808) 660
U.S. Treasury Long-Term Index Fund  (2) (516) 97
Value Fund  16,795 (30,381) 5,394
U.S. Treasury Money Fund, 4.61% — — 821
Totals $ 37,615 # $ (77,387) $ 27,191 +
# Capital gain distributions from underlying Price funds represented $45,274 of the net realized gain (loss).
+ Investment income comprised $27,191 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2060 Fund–I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2060 Fund – I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement I 2060 Fund–I Class

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Retirement I 2060 Fund–I Class

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
R421-054Q3 02/23